Stock-based Compensation (Details) - USD ($) $ in Thousands				12 Months Ended
	Jun. 13, 2024	May 20, 2022	May 28, 2020	Dec. 31, 2024	Dec. 31, 2023
Stock-based Compensation (Details) [Line Items]
Common stock, shares registered for future issuance				264,299
Stock-based compensation expense (in Dollars)				$ 3,077	$ 3,243
Restricted Stock Units (RSUs) [Member]
Stock-based Compensation (Details) [Line Items]
Stock-based compensation expense (in Dollars)				5,800	6,900
Unrecognized stock-based compensation expense (in Dollars)				$ 1,200	$ 4,500
Unrecognized stock-based compensation weighted-average period				8 months 12 days	1 year 1 month 6 days
Award acceleration period				12 months
2020 Incentive Award Plan [Member]
Stock-based Compensation (Details) [Line Items]
Additional shares authorized	350,000
Shares available for future issuance				458,470
2020 Incentive Award Plan [Member] | Maximum [Member]
Stock-based Compensation (Details) [Line Items]
Authorized for issuance			37,379
Percentage of outstanding as-converted basis			4.00%
Inducement Award Plan [Member]
Stock-based Compensation (Details) [Line Items]
Shares available for future issuance				32,444
Number of shares reserved for issuance		37,500